ACQUISITION (Details 4) (Eclat Pharmaceuticals [Member], USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Eclat Pharmaceuticals [Member]
Revenues	$ 13,605	$ 13,532
Net Income/(Loss)	$ (6,430)	$ (10,549)